Borrowings - Scheduled of Debt Maturities Excluding Other Obligations and Debt Issuance Costs (Details) $ in Millions	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 9
2026	160
2027	450
2028	0
2029	1,000
Thereafter	$ 500